Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	WESTERN WIND ENERGY CORP
Entity Central Index Key	0001271131
Trading Symbol	wnd
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well-Known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	60,702,947
Document Type	40-F
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY